Other income and other net (losses)/gains (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Government subsidies (note)	$ 101,936	$ 7,932	$ 7,932	$ 513,860
Bank interest income	927	2,018	3,980	8,043	$ 15,506
Net exchange gains/(losses)	(704,295)			(280,360)	(52,534)
Net exchange gains/(losses)		319,359	285,025
Impairment loss on interest in a joint venture (note 13(b))				(570,704)
Impairment loss on amount due from a joint venture			(176,227)
Dividend income	9,862
Sundry income	6,231	26,734	18,238	13,757	40,145
Other income and other net losses	$ (585,339)	$ 356,043	$ 138,948	$ (315,404)	$ 3,117